Related party transactions - Ownership interests (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Parent
Related party transactions
Ownership interest, percentage		100.00%	100.00%
Ownership interest, percentage	67.20%	100.00%
Neptune Merger Sub, Inc
Related party transactions
Ownership interest, percentage	0.00%	100.00%	100.00%
NWQHPP Pty Ltd
Related party transactions
Ownership interest, percentage	100.00%	100.00%
Solar Methanol 1 Pty Ltd
Related party transactions
Ownership interest, percentage	100.00%	100.00%	100.00%
Vast Solar Aurora Pty Ltd
Related party transactions
Ownership interest, percentage	100.00%	100.00%	100.00%
Vast Solar 1 Pty Ltd
Related party transactions
Ownership interest, percentage	100.00%	100.00%	100.00%
Vast Solar Consulting Pty Ltd
Related party transactions
Ownership interest, percentage	100.00%	100.00%